Significant Accounting Policies - Expected credit losses (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Significant Accounting Policies
Expected credit loss expense	¥ 32.6	¥ 15.8	¥ 7.2